SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Accrued liabilities		$ 216,297	$ 9,972
Accrued payroll	$ 91,479	533,643
Reclassification [Member]
Defined Benefit Plan Disclosure [Line Items]
Accrued liabilities	254,632	240,324
Accrued payroll	91,479	367,230
Total	666,093	940,296
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts payable		184,677
Nonrelated Party [Member] | Reclassification [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts payable	314,304	281,861
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts payable		5,678
Related Party [Member] | Reclassification [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts payable	$ 5,678	$ 50,881